Related Party Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
FRP
Charges/allocations to related parties	$ 1,542	$ 2,211	$ 2,539
Bluegrass
Charges/allocations to related parties	$ 599	$ 490	$ 359